4. Significant Accounting Policies -Lease (Details) - EUR (€) € in Thousands		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets		€ 824	€ 717
Lease liabilities	€ 717	804	717
Depreciation, right-of-use assets		384
Interest on lease liabilities		24
Operating lease commitment as of December 31, 2018			1,154
Recognition exemption for short-term leases	(98)
Payments for incidental rental costs and other rental payments (Not part of the lease)	(312)
Discounting using the incremental borrowing rate as of January 1, 2019	(27)
Lease liabilities as of January 1, 2019	717	804	€ 717
IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets	717
Lease liabilities	€ 717
Weighted average discount rate	4.05%
Depreciation, right-of-use assets		385
Interest on lease liabilities		24
Operating lease expense		€ 406
Lease liabilities as of January 1, 2019	€ 717